Derivative Financial Instruments - Analysis of the Notional and Fair Values of Derivatives by Trading and Settlement Method (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional traded over the counter Not settled by central counterparties	£ 1,125,419	£ 1,234,879
Exchange Rate Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional traded over the counter Not settled by central counterparties	169,918	193,126
Interest Rate Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional traded over the counter Not settled by central counterparties	935,645	1,026,330
Equity and Credit Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional traded over the counter Not settled by central counterparties	19,856	15,423
Traded on Recognised Exchanges [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional traded over the counter Not settled by central counterparties	71,648	69,535
Asset traded on recognised exchanges		1
Liability traded on recognised exchanges	1	1
Traded on Recognised Exchanges [member] | Interest Rate Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional traded over the counter Not settled by central counterparties	71,618	69,501
Asset traded on recognised exchanges		1
Traded on Recognised Exchanges [member] | Equity and Credit Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional traded over the counter Not settled by central counterparties	30	34
Liability traded on recognised exchanges	1	1
Settled by Central Counterparties [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional traded over the counter Not settled by central counterparties	626,600	725,626
Settled by Central Counterparties [member] | Interest Rate Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional traded over the counter Not settled by central counterparties	626,600	725,626
Not Settled by Central Counterparties [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional traded over the counter Not settled by central counterparties	427,171	439,718
Not Settled by Central Counterparties [member] | Exchange Rate Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional traded over the counter Not settled by central counterparties	169,918	193,126
Not Settled by Central Counterparties [member] | Interest Rate Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional traded over the counter Not settled by central counterparties	237,427	231,203
Not Settled by Central Counterparties [member] | Equity and Credit Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional traded over the counter Not settled by central counterparties	19,826	15,389
Traded Over the Counter [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Asset traded on recognised exchanges	19,942	25,470
Liability traded on recognised exchanges	17,612	23,102
Traded Over the Counter [member] | Exchange Rate Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Asset traded on recognised exchanges	6,077	8,322
Liability traded on recognised exchanges	4,191	6,030
Traded Over the Counter [member] | Interest Rate Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Asset traded on recognised exchanges	12,968	15,814
Liability traded on recognised exchanges	12,725	16,213
Traded Over the Counter [member] | Equity and Credit Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Asset traded on recognised exchanges	897	1,334
Liability traded on recognised exchanges	£ 696	£ 859